State Street Institutional U.S. Equity Fund Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.8% †
Aerospace & Defense – 1.1%
Hexcel Corp.	15,826	$1,280,007
Raytheon Co.	11,066	1,924,156
The Boeing Co.	4,300	1,565,243
		4,769,406
Air Freight & Logistics – 0.4%
FedEx Corp.	2,903	476,644
United Parcel Service Inc., Class B	10,605	1,095,178
		1,571,822
Airlines – 0.2%
Alaska Air Group Inc.	10,154	648,942
JetBlue Airways Corp.	15,090	279,014	(a)
		927,956
Application Software – 1.8%
Adobe Inc.	5,674	1,671,844	(a)
Intuit Inc.	4,002	1,045,843
salesforce.com Inc.	29,472	4,471,786	(a)
Splunk Inc.	1,132	142,349	(a)
		7,331,822
Auto Parts & Equipment – 0.3%
Aptiv PLC	15,667	1,266,364
Automotive Retail – 0.5%
AutoZone Inc.	1,856	2,040,616	(a)
Biotechnology – 3.5%
Alexion Pharmaceuticals Inc.	18,291	2,395,755	(a)
BioMarin Pharmaceutical Inc.	18,769	1,607,565	(a)
Gilead Sciences Inc.	118,361	7,996,469
Vertex Pharmaceuticals Inc.	13,715	2,515,057	(a)
		14,514,846
Building Products – 0.2%
Allegion PLC	7,296	806,573	(b)
Cable & Satellite – 2.0%
Charter Communications Inc., Class A	13,701	5,414,361	(a)
Comcast Corp., Class A	72,319	3,057,648
		8,472,009
Commodity Chemicals – 0.2%
Dow Inc.	13,037	642,855
Communications Equipment – 0.7%
Cisco Systems Inc.	54,486	2,982,019
Construction Materials – 0.1%
Vulcan Materials Co.	2,771	380,486
Data Processing & Outsourced Services – 4.3%
Mastercard Inc., Class A	14,678	3,882,771
Visa Inc., Class A	81,268	14,104,062
		17,986,833
Diversified Banks – 2.9%
JPMorgan Chase & Co.	110,050	12,303,590
Electric Utilities – 1.4%
American Electric Power Company Inc.	13,175	1,159,532	(b)
Duke Energy Corp.	4,581	404,227
Edison International	6,893	464,657
Exelon Corp.	30,566	1,465,334
NextEra Energy Inc.	12,036	2,465,695
		5,959,445
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	27,067	1,805,910
Electronic Components – 2.4%
Amphenol Corp., Class A	31,566	3,028,442
Corning Inc.	207,796	6,905,061
		9,933,503
Environmental & Facilities Services – 0.6%
Republic Services Inc.	9,338	809,044
Waste Management Inc.	13,951	1,609,527
		2,418,571

	Number of Shares	Fair Value
Fertilizers & Agricultural Chemicals – 0.1%
Corteva Inc.	13,812	$408,421	(a)
Financial Exchanges & Data – 3.5%
CME Group Inc.	31,861	6,184,539
MSCI Inc.	5,625	1,343,194
S&P Global Inc.	24,864	5,663,770
Tradeweb Markets Inc., Class A	29,547	1,294,454
		14,485,957
Footwear – 0.7%
NIKE Inc., Class B	33,032	2,773,036
General Merchandise Stores – 0.4%
Dollar Tree Inc.	14,183	1,523,112	(a)
Gold – 0.1%
Newmont Goldcorp Corp.	12,185	468,757
Healthcare Equipment – 2.5%
ABIOMED Inc.	3,930	1,023,726	(a)
Becton Dickinson and Co.	8,433	2,125,200
Boston Scientific Corp.	113,561	4,880,852	(a)
Medtronic PLC	23,271	2,266,363
		10,296,141
Healthcare Services – 1.1%
Cigna Corp.	15,829	2,493,859
DaVita Inc.	17,150	964,859	(a)
Quest Diagnostics Inc.	12,275	1,249,718
		4,708,436
Home Improvement Retail – 0.5%
The Home Depot Inc.	10,843	2,255,019
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	8,801	1,234,692
Household Products – 1.0%
The Procter & Gamble Co.	37,565	4,119,002
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	12,274	1,356,154
Industrial Conglomerates – 1.2%
Honeywell International Inc.	18,078	3,156,238
Roper Technologies Inc.	5,392	1,974,874
		5,131,112
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	8,563	1,938,406
Linde PLC	3,075	617,460
		2,555,866
Industrial Machinery – 2.5%
Ingersoll-Rand PLC	45,084	5,710,790
Xylem Inc.	55,247	4,620,859
		10,331,649
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	13,521	1,348,720
Integrated Oil & Gas – 2.3%
Chevron Corp.	48,411	6,024,265
Exxon Mobil Corp.	48,765	3,736,862
		9,761,127
Integrated Telecommunication Services – 0.7%
AT&T Inc.	25,714	861,676
Verizon Communications Inc.	33,058	1,888,604
		2,750,280
Interactive Home Entertainment – 0.2%
Activision Blizzard Inc.	10,745	507,164
Electronic Arts Inc.	5,418	548,627	(a)
		1,055,791
Interactive Media & Services – 5.4%
Alphabet Inc., Class A	9,192	9,953,098	(a)
Alphabet Inc., Class C	4,827	5,217,552	(a)
Facebook Inc., Class A	39,132	7,552,476	(a)
		22,723,126

State Street Institutional U.S. Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Internet & Direct Marketing Retail – 4.5%
Amazon.com Inc.	8,230	$15,584,575	(a)
Booking Holdings Inc.	1,716	3,217,002	(a)
		18,801,577
Investment Banking & Brokerage – 0.8%
The Charles Schwab Corp.	80,538	3,236,822
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	7,370	1,361,755
International Business Machines Corp.	10,498	1,447,674
		2,809,429
Life & Health Insurance – 0.3%
Prudential Financial Inc.	12,745	1,287,245
Life Sciences Tools & Services – 1.0%
Illumina Inc.	6,878	2,532,136	(a)
IQVIA Holdings Inc.	6,705	1,078,834	(a)
Thermo Fisher Scientific Inc.	1,829	537,141
		4,148,111
Managed Healthcare – 2.5%
Humana Inc.	6,321	1,676,961
UnitedHealth Group Inc.	36,480	8,901,485
		10,578,446
Movies & Entertainment – 2.4%
Netflix Inc.	6,522	2,395,661	(a)
The Walt Disney Co.	54,527	7,614,150
		10,009,811
Multi-Line Insurance – 0.5%
American International Group Inc.	20,804	1,108,437	(b)
The Hartford Financial Services Group Inc.	16,263	906,175
		2,014,612
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	22,645	4,827,235	(a)
Multi-Utilities – 1.5%
CMS Energy Corp.	10,160	588,365
Dominion Energy Inc.	10,366	801,499
Sempra Energy	36,156	4,969,281
		6,359,145
Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	103,757	4,123,303
Oil & Gas Exploration & Production – 1.3%
Concho Resources Inc.	3,810	393,116
ConocoPhillips	19,542	1,192,062
Diamondback Energy Inc.	30,661	3,341,129
EOG Resources Inc.	7,736	720,686
		5,646,993
Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corp.	21,472	1,199,855
Packaged Foods & Meats – 1.6%
Mondelez International Inc., Class A	122,275	6,590,623
Personal Products – 0.7%
The Estee Lauder Companies Inc., Class A	15,820	2,896,800
Pharmaceuticals – 5.5%
Allergan PLC	51,342	8,596,191
Bristol-Myers Squibb Co.	44,442	2,015,445
Elanco Animal Health Inc.	38,707	1,308,297	(a)
Merck & Company Inc.	114,744	9,621,284
Mylan N.V.	81,138	1,544,867	(a)
		23,086,084
Property & Casualty Insurance – 0.5%
Chubb Ltd.	10,896	1,604,872
The Progressive Corp.	8,273	661,261
		2,266,133
Railroads – 0.5%
Union Pacific Corp.	12,693	2,146,513

	Number of Shares	Fair Value
Regional Banks – 2.1%
Comerica Inc.	13,218	$960,156
First Republic Bank	50,299	4,911,697	(b)
Regions Financial Corp.	71,133	1,062,727
SVB Financial Group	7,514	1,687,569	(a)
		8,622,149
Restaurants – 1.0%
McDonald’s Corp.	20,943	4,349,023
Semiconductor Equipment – 2.7%
Applied Materials Inc.	190,151	8,539,681
ASML Holding N.V.	12,416	2,581,659	(b)
		11,121,340
Semiconductors – 2.0%
Broadcom Inc.	7,643	2,200,114
Intel Corp.	37,271	1,784,163
NVIDIA Corp.	11,603	1,905,560
QUALCOMM Inc.	14,389	1,094,571
Texas Instruments Inc.	11,551	1,325,593
		8,310,001
Soft Drinks – 1.9%
PepsiCo Inc.	59,583	7,813,119
Specialized REITs – 2.3%
American Tower Corp.	9,935	2,031,211
Equinix Inc.	9,302	4,690,906
Extra Space Storage Inc.	26,722	2,835,204
		9,557,321
Specialty Chemicals – 0.6%
Albemarle Corp.	6,047	425,769	(b)
DuPont de Nemours Inc.	13,812	1,036,867
PPG Industries Inc.	9,093	1,061,244
		2,523,880
Specialty Stores – 0.3%
Ulta Salon Cosmetics & Fragrance Inc.	3,739	1,297,022	(a)
Systems Software – 6.4%
Microsoft Corp.	157,346	21,078,070
Oracle Corp.	48,089	2,739,631
Proofpoint Inc.	7,449	895,742	(a)
Red Hat Inc.	4,042	758,926	(a)
ServiceNow Inc.	5,014	1,376,694	(a)
		26,849,063
Technology Hardware, Storage & Peripherals – 2.7%
Apple Inc.	56,321	11,147,052
Tobacco – 0.5%
Philip Morris International Inc.	26,218	2,058,900
Trading Companies & Distributors – 1.3%
United Rentals Inc.	41,320	5,480,272	(a)
Trucking – 0.3%
Lyft Inc., Class A	21,838	1,434,975	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	11,267	835,335	(a)
Total Common Stock (Cost $316,514,040)		408,829,213

State Street Institutional U.S. Equity Fund Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments – 2.1%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.35% (Cost $8,835,648)	8,835,648	$8,835,648	(c,d)

Number of Shares	Fair Value
Total Investments (Cost $325,349,688)	417,664,861
Other Assets and Liabilities, net – 0.1%	575,524

NET ASSETS – 100.0%	$418,240,385

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	September 2019	29	$4,224,325	$4,269,090	$44,765

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities
	Common Stock	$408,829,213	$—	$—	$408,829,213
	Short-Term Investments	8,835,648	—	—	8,835,648

	Total Investments in Securities	$417,664,861	$—	$—	$417,664,861

	Other Financial Instruments
	Long Futures Contracts—Unrealized Appreciation	$44,765	$—	$—	$44,765

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	21,393,075	$21,393,075	$51,380,159	$63,937,586	$—	$—	8,835,648	$8,835,648	$160,226

State Street Institutional Premier Growth Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.9% †
Application Software – 3.5%
salesforce.com Inc.	47,689	$7,235,852	(a)
Biotechnology – 5.3%
Alexion Pharmaceuticals Inc.	45,640	5,977,927	(a)
Vertex Pharmaceuticals Inc.	27,391	5,022,962	(a)
		11,000,889
Cable & Satellite – 4.1%
Charter Communications Inc., Class A	14,496	5,728,529	(a)
Liberty Global PLC, Class C	107,380	2,848,792	(a)
		8,577,321
Data Processing & Outsourced Services – 6.3%
Mastercard Inc., Class A	11,038	2,919,882	(b)
Visa Inc., Class A	59,149	10,265,309
		13,185,191
Electronic Components – 2.1%
Corning Inc.	135,027	4,486,947
Financial Exchanges & Data – 5.1%
CME Group Inc.	29,049	5,638,702
S&P Global Inc.	22,408	5,104,318
		10,743,020
Healthcare Equipment – 5.7%
Abbott Laboratories	26,107	2,195,599
Boston Scientific Corp.	140,557	6,041,140	(a)
Intuitive Surgical Inc.	6,909	3,624,116	(a)
		11,860,855
Interactive Media & Services – 9.3%
Alphabet Inc., Class A	3,052	3,304,705	(a)
Alphabet Inc., Class C	8,546	9,237,457	(a)
Facebook Inc., Class A	36,078	6,963,054	(a)
		19,505,216
Internet & Direct Marketing Retail – 8.5%
Alibaba Group Holding Ltd. ADR	20,733	3,513,207	(a)
Amazon.com Inc.	5,600	10,604,328	(a)
Booking Holdings Inc.	2,009	3,766,292	(a)
		17,883,827
Investment Banking & Brokerage – 1.9%
The Charles Schwab Corp.	101,196	4,067,067
Managed Healthcare – 2.9%
UnitedHealth Group Inc.	25,226	6,155,396
Movies & Entertainment – 3.5%
The Walt Disney Co.	52,294	7,302,334

	Number of Shares	Fair Value
Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	50,404	$2,003,055
Pharmaceuticals – 4.2%
Allergan PLC	37,572	6,290,680
Elanco Animal Health Inc.	77,249	2,611,016	(a)
		8,901,696
Regional Banks – 1.8%
First Republic Bank	38,348	3,744,682
Semiconductor Equipment – 4.7%
Applied Materials Inc.	158,882	7,135,391
ASML Holding N.V.	13,157	2,735,735
		9,871,126
Soft Drinks – 3.0%
PepsiCo Inc.	47,893	6,280,209
Specialized REITs – 2.0%
American Tower Corp.	20,007	4,090,431
Specialty Chemicals – 1.0%
Albemarle Corp.	29,124	2,050,621
Systems Software – 10.6%
Microsoft Corp.	131,556	17,623,242
ServiceNow Inc.	16,587	4,554,292	(a)
		22,177,534
Technology Hardware, Storage & Peripherals – 5.6%
Apple Inc.	59,355	11,747,542
Trading Companies & Distributors – 3.2%
United Rentals Inc.	50,884	6,748,745	(a)
Trucking – 0.6%
Lyft Inc., Class A	19,563	1,285,485	(a)
Total Common Stock (Cost $125,743,247)		200,905,041
Short-Term Investments – 3.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.35% (Cost $7,841,215)	7,841,215	7,841,215	(b,c,d)
Total Investments (Cost $133,584,462)		208,746,256
Other Assets and Liabilities, net – 0.4%		834,671

NET ASSETS – 100.0%		$209,580,927

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	September 2019	25	$3,621,468	$3,680,250	$58,782

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

State Street Institutional Premier Growth Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Percentages are based on net assets as of June 30, 2019.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Premier Growth Equity Fund	Investments in Securities
	Common Stock	$200,905,041	$—	$—	$200,905,041
	Short-Term Investments	7,841,215	—	—	7,841,215

	Total Investments in Securities	$208,746,256	$—	$—	$208,746,256

	Other Financial Instruments
	Long Futures Contracts—Unrealized Appreciation	$58,782	$—	$—	$58,782

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	16,568,746	$16,568,746	$40,876,486	$49,604,017	$—	$—	7,841,215	$7,841,215	$159,516

State Street Institutional Small-Cap Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 94.0% †
Aerospace & Defense – 0.8%
Astronics Corp.	24,114	$969,865	(a)
Teledyne Technologies Inc.	34,069	9,330,477	(a)
		10,300,342
Agricultural & Farm Machinery – 0.8%
AGCO Corp.	128,745	9,986,750
Agricultural Products – 1.1%
Darling Ingredients Inc.	733,148	14,582,314	(a)
Air Freight & Logistics – 0.2%
Echo Global Logistics Inc.	35,300	736,711	(a)
Forward Air Corp.	16,296	963,908
Hub Group Inc., Class A	22,762	955,549	(a)
		2,656,168
Airlines – 0.0% *
Hawaiian Holdings Inc.	15,300	419,679
Apparel Retail – 0.7%
American Eagle Outfitters Inc.	126,524	2,138,256
Burlington Stores Inc.	19,499	3,317,755	(a)
Chico’s FAS Inc.	176,493	594,781
The Buckle Inc.	150,348	2,602,524
		8,653,316
Apparel, Accessories & Luxury Goods – 0.3%
G-III Apparel Group Ltd.	145,329	4,275,579	(a)
Application Software – 6.4%
ACI Worldwide Inc.	252,720	8,678,405	(a)
Altair Engineering Inc., Class A	62,374	2,519,286	(a)
Blackbaud Inc.	142,385	11,889,147
Blackline Inc.	213,903	11,445,950	(a)
Cornerstone OnDemand Inc.	112,075	6,492,505	(a)
Envestnet Inc.	60,500	4,136,385	(a)
Fair Isaac Corp.	5,120	1,607,782	(a)
LogMeIn Inc.	59,000	4,347,120
New Relic Inc.	81,290	7,032,398	(a)
Paylocity Holding Corp.	12,923	1,212,436	(a)
Q2 Holdings Inc.	105,500	8,055,980	(a)
RealPage Inc.	87,755	5,164,382	(a)
Upland Software Inc.	20,923	952,624	(a)
Verint Systems Inc.	32,003	1,721,121	(a)
Yext Inc.	345,500	6,941,095	(a)
Zix Corp.	188,176	1,710,520	(a)
		83,907,136
Asset Management & Custody Banks – 0.2%
BrightSphere Investment Group PLC	50,679	578,247
Cohen & Steers Inc.	35,363	1,819,073
		2,397,320
Auto Parts & Equipment – 0.5%
Dorman Products Inc.	10,033	874,276	(a)
Gentherm Inc.	9,411	393,662	(a)
LCI Industries	19,571	1,761,390
Modine Manufacturing Co.	55,348	792,030	(a)
Standard Motor Products Inc.	57,443	2,604,466
Tower International Inc.	28,755	560,722
		6,986,546
Automobile Manufacturers – 0.8%
Thor Industries Inc.	165,133	9,652,024
Winnebago Industries Inc.	16,993	656,779
		10,308,803
Automotive Retail – 1.5%
America’s Car-Mart Inc.	20,972	1,805,270	(a)
Group 1 Automotive Inc.	88,436	7,242,024
Monro Inc.	34,055	2,904,892
Murphy USA Inc.	94,782	7,964,531	(a)
		19,916,717
Biotechnology – 0.9%
Genomic Health Inc.	11,453	666,221	(a)

	Number of Shares	Fair Value
Heron Therapeutics Inc.	118,689	$2,206,429	(a)
Repligen Corp.	102,996	8,852,506	(a)
		11,725,156
Brewers – 0.3%
The Boston Beer Company Inc., Class A	10,500	3,966,480	(a)
Building Products – 0.6%
American Woodmark Corp.	12,030	1,017,978	(a)
Apogee Enterprises Inc.	24,622	1,069,580
Builders FirstSource Inc.	42,616	718,506	(a)
Continental Building Products Inc.	22,075	586,533	(a)
Cornerstone Building Brands Inc.	50,320	293,366	(a)
CSW Industrials Inc.	8,350	569,052
Masonite International Corp.	7,116	374,871	(a)
Patrick Industries Inc.	15,041	739,867	(a)
Universal Forest Products Inc.	61,669	2,347,122
		7,716,875
Coal & Consumable Fuels – 0.0% *
CONSOL Energy Inc.	18,585	494,547	(a)
Commercial Printing – 0.0% *
Deluxe Corp.	15,298	622,017
Commodity Chemicals – 1.1%
AdvanSix Inc.	31,206	762,362	(a)
Koppers Holdings Inc.	454,174	13,334,549	(a)
Trinseo S.A.	17,505	741,162
		14,838,073
Communications Equipment – 0.6%
ADTRAN Inc.	31,711	483,593
Ciena Corp.	18,601	765,059	(a)
Extreme Networks Inc.	286,388	1,852,930	(a)
Lumentum Holdings Inc.	31,031	1,657,366	(a)
NETGEAR Inc.	33,604	849,845	(a)
NetScout Systems Inc.	31,686	804,507	(a)
Plantronics Inc.	45,945	1,701,803
		8,115,103
Construction & Engineering – 2.0%
Aegion Corp.	513,965	9,456,956	(a)
Dycom Industries Inc.	265,226	15,613,855	(a)
EMCOR Group Inc.	11,132	980,729
		26,051,540
Construction Machinery & Heavy Trucks – 1.1%
Alamo Group Inc.	20,131	2,011,691
Astec Industries Inc.	27,781	904,549
The Greenbrier Companies Inc.	35,428	1,077,011
Trinity Industries Inc.	444,204	9,217,233
Wabash National Corp.	99,200	1,613,984
		14,824,468
Construction Materials – 0.2%
Eagle Materials Inc.	12,176	1,128,715
Summit Materials Inc., Class A	60,781	1,170,034	(a)
		2,298,749
Consumer Electronics – 0.0% *
Turtle Beach Corp.	37,760	436,506	(a)
Consumer Finance – 0.2%
Enova International Inc.	73,034	1,683,434	(a)
Green Dot Corp., Class A	9,945	486,310	(a)
		2,169,744
Data Processing & Outsourced Services – 1.8%
Broadridge Financial Solutions Inc.	63,372	8,091,337
Cass Information Systems Inc.	7,276	352,741
CoreLogic Inc.	147,207	6,157,669	(a)
CSG Systems International Inc.	66,275	3,236,208
EVERTEC Inc.	45,140	1,476,078
MAXIMUS Inc.	13,339	967,611
NIC Inc.	183,079	2,936,587
		23,218,231
Distillers & Vintners – 0.4%
MGP Ingredients Inc.	85,240	5,652,264

State Street Institutional Small-Cap Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Distributors – 0.4%
LKQ Corp.	213,292	$5,675,700	(a)
Diversified Metals & Mining – 0.4%
Compass Minerals International Inc.	74,024	4,067,619
Materion Corp.	22,120	1,499,957
		5,567,576
Diversified REITs – 0.2%
American Assets Trust Inc.	39,292	1,851,439
Essential Properties Realty Trust Inc.	49,520	992,381
		2,843,820
Diversified Support Services – 1.5%
Healthcare Services Group Inc.	175,497	5,321,069
Ritchie Bros Auctioneers Inc.	360,924	11,989,895
UniFirst Corp.	10,672	2,012,419
		19,323,383
Education Services – 0.4%
K12 Inc.	192,286	5,847,417	(a)
Electric Utilities – 1.0%
ALLETE Inc.	17,609	1,465,245
IDACORP Inc.	111,295	11,177,357
		12,642,602
Electrical Components & Equipment – 0.5%
Atkore International Group Inc.	31,190	806,885	(a)
EnerSys	6,959	476,692
Generac Holdings Inc.	26,826	1,861,993	(a)
GrafTech International Ltd.	64,066	736,759
Regal Beloit Corp.	25,855	2,112,612
		5,994,941
Electronic Components – 1.3%
Belden Inc.	192,709	11,479,675
Littelfuse Inc.	34,989	6,189,904
		17,669,579
Electronic Equipment & Instruments – 0.8%
National Instruments Corp.	97,317	4,086,341
Zebra Technologies Corp., Class A	29,907	6,265,217	(a)
		10,351,558
Electronic Manufacturing Services – 0.4%
KEMET Corp.	41,745	785,224
Methode Electronics Inc.	48,363	1,381,731
Plexus Corp.	29,863	1,743,103	(a)
TTM Technologies Inc.	135,071	1,377,724	(a)
		5,287,782
Environmental & Facilities Services – 0.9%
Clean Harbors Inc.	168,822	12,003,244	(a)
Food Distributors – 0.6%
Performance Food Group Co.	165,478	6,624,084	(a)
SpartanNash Co.	135,714	1,583,783
		8,207,867
Food Retail – 0.1%
Casey’s General Stores Inc.	7,470	1,165,245
Sprouts Farmers Market Inc.	41,709	787,883	(a)
		1,953,128
Footwear – 0.7%
Deckers Outdoor Corp.	27,557	4,849,205	(a)
Wolverine World Wide Inc.	179,000	4,929,660
		9,778,865
Forest Products – 0.1%
Boise Cascade Co.	27,187	764,227
Gas Utilities – 0.4%
Chesapeake Utilities Corp.	8,407	798,833
South Jersey Industries Inc.	59,714	2,014,153
Spire Inc.	21,877	1,835,918
		4,648,904
Health Care REITs – 0.2%
CareTrust REIT Inc.	63,594	1,512,265
Physicians Realty Trust	96,823	1,688,593
		3,200,858

	Number of Shares	Fair Value
Healthcare Equipment – 4.8%
Cantel Medical Corp.	55,975	$4,513,824
Cardiovascular Systems Inc.	167,050	7,171,456	(a)
CONMED Corp.	109,000	9,327,130
Hill-Rom Holdings Inc.	106,724	11,165,465
Insulet Corp.	38,500	4,596,130	(a)
Integer Holdings Corp.	9,690	813,185	(a)
Integra LifeSciences Holdings Corp.	181,500	10,136,775	(a)
IntriCon Corp.	83,175	1,942,968	(a)
LeMaitre Vascular Inc.	36,852	1,031,119
LivaNova PLC	12,903	928,500	(a)
Masimo Corp.	24,000	3,571,680	(a)
NuVasive Inc.	71,500	4,185,610	(a)
Orthofix Medical Inc.	19,711	1,042,318	(a)
Penumbra Inc.	14,500	2,320,000	(a)
		62,746,160
Healthcare Facilities – 0.5%
Acadia Healthcare Company Inc.	120,106	4,197,705	(a)
Select Medical Holdings Corp.	52,430	832,064	(a)
Tenet Healthcare Corp.	17,090	353,079	(a)
The Ensign Group Inc.	14,947	850,783
		6,233,631
Healthcare Services – 1.1%
Amedisys Inc.	6,995	849,263	(a)
AMN Healthcare Services Inc.	47,711	2,588,322	(a)
BioTelemetry Inc.	77,242	3,719,202	(a)
Chemed Corp.	3,414	1,231,908
MEDNAX Inc.	181,706	4,584,442	(a)
R1 RCM Inc.	66,358	834,784	(a)
		13,807,921
Healthcare Supplies – 1.1%
Avanos Medical Inc.	187,000	8,155,070	(a)
Endologix Inc.	143,040	1,035,610	(a)
ICU Medical Inc.	4,119	1,037,617	(a)
Lantheus Holdings Inc.	53,446	1,512,522	(a)
Merit Medical Systems Inc.	22,980	1,368,689	(a)
Quidel Corp.	18,167	1,077,666	(a)
		14,187,174
Healthcare Technology – 1.8%
Computer Programs & Systems Inc.	24,355	676,825
HMS Holdings Corp.	262,130	8,490,391	(a)
Medidata Solutions Inc.	78,000	7,059,780	(a)
NextGen Healthcare Inc.	35,133	699,147	(a)
Omnicell Inc.	18,142	1,560,756	(a)
Teladoc Health Inc.	69,000	4,582,290	(a)
		23,069,189
Home Building – 0.5%
Cavco Industries Inc.	3,646	574,391	(a)
LGI Homes Inc.	23,187	1,656,247	(a)
Skyline Champion Corp.	60,987	1,669,824	(a)
TopBuild Corp.	27,869	2,306,439	(a)
		6,206,901
Home Furnishing Retail – 0.8%
Aaron’s Inc.	155,165	9,528,683
RH	10,700	1,236,920	(a)
		10,765,603
Hotel & Resort REITs – 0.5%
Chatham Lodging Trust	9,164	172,925
Pebblebrook Hotel Trust	54,737	1,542,489
RLJ Lodging Trust	279,325	4,955,225
		6,670,639
Hotels, Resorts & Cruise Lines – 1.1%
Extended Stay America Inc.	773,654	13,067,016
Hilton Grand Vacations Inc.	26,340	838,139	(a)
		13,905,155
Household Appliances – 0.3%
Helen of Troy Ltd.	32,330	4,221,975	(a)
Human Resource & Employment Services – 0.5%
ASGN Inc.	17,322	1,049,713	(a)

State Street Institutional Small-Cap Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Barrett Business Services Inc.	8,439	$697,061
Heidrick & Struggles International Inc.	18,818	563,976
Insperity Inc.	23,190	2,832,427
Kforce Inc.	37,402	1,312,436
Korn Ferry	19,102	765,417
		7,221,030
Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	37,715	995,676	(a)
Industrial Machinery – 7.7%
Actuant Corp., Class A	440,536	10,929,698
Altra Industrial Motion Corp.	209,963	7,533,473
Barnes Group Inc.	199,709	11,251,605
Crane Co.	109,884	9,168,721
Evoqua Water Technologies Corp.	96,500	1,374,160	(a)
Franklin Electric Company Inc.	17,100	812,250
Harsco Corp.	22,669	622,037	(a)
Hillenbrand Inc.	19,645	777,353
John Bean Technologies Corp.	75,500	9,145,315
Kennametal Inc.	24,884	920,459
LB Foster Co., Class A	48,324	1,321,178	(a)
Lydall Inc.	81,500	1,646,300	(a)
Mueller Industries Inc.	178,820	5,234,061
Standex International Corp.	56,000	4,095,840
The Timken Co.	284,839	14,623,634
TriMas Corp.	83,000	2,570,510	(a)
Watts Water Technologies Inc., Class A	55,869	5,205,874
Welbilt Inc.	489,000	8,166,300	(a)
Woodward Inc.	46,367	5,246,890
		100,645,658
Industrial REITs – 0.7%
EastGroup Properties Inc.	52,556	6,095,445
Monmouth Real Estate Investment Corp.	119,114	1,613,994
Rexford Industrial Realty Inc.	28,086	1,133,832
		8,843,271
Interactive Home Entertainment – 0.1%
Glu Mobile Inc.	116,167	834,079	(a)
Internet & Direct Marketing Retail – 0.1%
1-800-Flowers.com Inc., Class A	49,101	927,027	(a)
Internet Services & Infrastructure – 0.1%
Carbonite Inc.	44,080	1,147,843	(a)
Investment Banking & Brokerage – 0.9%
Evercore Inc., Class A	9,609	851,069
Greenhill & Company Inc.	43,935	597,077
Houlihan Lokey Inc.	31,217	1,390,093
Piper Jaffray Cos.	24,982	1,855,413
Raymond James Financial Inc.	67,307	5,690,807
Stifel Financial Corp.	30,262	1,787,274
		12,171,733
IT Consulting & Other Services – 0.1%
Perficient Inc.	40,116	1,376,781	(a)
Leisure Products – 0.8%
Malibu Boats Inc., Class A	24,055	934,537	(a)
MasterCraft Boat Holdings Inc.	38,903	762,110	(a)
Polaris Industries Inc.	94,268	8,600,069
		10,296,716
Life & Health Insurance – 0.1%
Trupanion Inc.	52,896	1,911,132	(a)
Life Sciences Tools & Services – 1.9%
Bruker Corp.	156,663	7,825,317
ICON PLC	51,947	7,998,279	(a)
Medpace Holdings Inc.	17,363	1,135,887	(a)
PRA Health Sciences Inc.	13,871	1,375,310	(a)
Syneos Health Inc.	139,999	7,152,549	(a)
		25,487,342
Managed Healthcare – 0.0% *
Magellan Health Inc.	8,542	634,073	(a)
Marine – 0.1%
Matson Inc.	25,141	976,728

	Number of Shares	Fair Value
Multi-Line Insurance – 0.4%
Horace Mann Educators Corp.	106,963	$4,309,539
National General Holdings Corp.	34,632	794,458
		5,103,997
Multi-Utilities – 0.2%
Black Hills Corp.	31,045	2,426,788
Office REITs – 0.9%
Brandywine Realty Trust	96,968	1,388,582
Corporate Office Properties Trust	46,859	1,235,672
Cousins Properties Inc.	223,577	8,086,780
Easterly Government Properties Inc.	58,515	1,059,706
		11,770,740
Office Services & Supplies – 1.1%
Herman Miller Inc.	23,764	1,062,251
HNI Corp.	23,284	823,788
Knoll Inc.	31,122	715,183
MSA Safety Inc.	96,301	10,149,162
Steelcase Inc., Class A	82,498	1,410,716
		14,161,100
Oil & Gas Drilling – 0.0% *
Nabors Industries Ltd.	183,507	532,170
Oil & Gas Equipment & Services – 0.7%
Keane Group Inc.	23,595	158,558	(a)
Natural Gas Services Group Inc.	48,993	808,385	(a)
Oil States International Inc.	321,451	5,882,553	(a)
ProPetro Holding Corp.	139,206	2,881,564	(a)
		9,731,060
Oil & Gas Exploration & Production – 1.4%
Callon Petroleum Co.	231,870	1,528,023	(a)
Carrizo Oil & Gas Inc.	312,109	3,127,332	(a)
Encana Corp.	1,268,894	6,509,426
Gulfport Energy Corp.	94,670	464,830	(a)
Oasis Petroleum Inc.	71,986	408,881	(a)
PDC Energy Inc.	40,587	1,463,567	(a)
Range Resources Corp.	134,089	935,941
SM Energy Co.	255,048	3,193,201
SRC Energy Inc.	144,651	717,469	(a)
		18,348,670
Oil & Gas Refining & Marketing – 0.1%
Delek US Holdings Inc.	31,480	1,275,570
Packaged Foods & Meats – 3.5%
B&G Foods Inc.	227,500	4,732,000
Calavo Growers Inc.	8,167	790,076
Freshpet Inc.	54,500	2,480,295	(a)
Hostess Brands Inc.	631,000	9,111,640	(a)
J&J Snack Foods Corp.	13,000	2,092,350
John B Sanfilippo & Son Inc.	9,168	730,598
Lancaster Colony Corp.	16,500	2,451,900
Sanderson Farms Inc.	88,950	12,147,012
The Simply Good Foods Co.	195,500	4,707,640	(a)
TreeHouse Foods Inc.	117,500	6,356,750	(a)
		45,600,261
Paper Products – 0.1%
Neenah Inc.	19,973	1,349,176
Verso Corp., Class A	30,596	582,854	(a)
		1,932,030
Personal Products – 0.4%
elf Beauty Inc.	256,155	3,611,785	(a)
Medifast Inc.	6,845	878,214
USANA Health Sciences Inc.	11,599	921,309	(a)
		5,411,308
Pharmaceuticals – 1.9%
ANI Pharmaceuticals Inc.	15,638	1,285,444	(a)
Assertio Therapeutics Inc.	85,500	294,975	(a)
Catalent Inc.	145,575	7,891,621	(a)
Collegium Pharmaceutical Inc.	42,265	555,785	(a)
Endo International PLC	46,616	192,058	(a)
Horizon Therapeutics PLC	59,654	1,435,275	(a)
Phibro Animal Health Corp., Class A	24,604	781,669

State Street Institutional Small-Cap Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Prestige Consumer Healthcare Inc.	251,949	$7,981,744	(a)
Supernus Pharmaceuticals Inc.	141,762	4,690,904	(a)
		25,109,475
Property & Casualty Insurance – 1.8%
AMERISAFE Inc.	73,676	4,698,319
Argo Group International Holdings Ltd.	127,702	9,456,333
James River Group Holdings Ltd.	72,000	3,376,800
RLI Corp.	62,785	5,381,302
Selective Insurance Group Inc.	6,952	520,635
		23,433,389
Publishing – 1.0%
John Wiley & Sons Inc., Class A	274,582	12,592,331
Railroads – 0.7%
Genesee & Wyoming Inc., Class A	86,355	8,635,500	(a)
Regional Banks – 8.4%
1st Source Corp.	27,922	1,295,581
Atlantic Union Bankshares Corp.	50,093	1,769,786
BankUnited Inc.	25,962	875,958
Banner Corp.	40,262	2,180,187
Bryn Mawr Bank Corp.	73,500	2,743,020
Camden National Corp.	26,049	1,194,868
Chemical Financial Corp.	42,568	1,749,970
Columbia Banking System Inc.	43,755	1,583,056
Community Bank System Inc.	61,500	4,049,160
Cullen/Frost Bankers Inc.	56,111	5,255,356
CVB Financial Corp.	174,500	3,669,735
Enterprise Financial Services Corp.	45,716	1,901,786
Equity Bancshares Inc., Class A	48,245	1,286,212	(a)
First Interstate BancSystem Inc., Class A	45,452	1,800,354
Franklin Financial Network Inc.	31,346	873,299
Fulton Financial Corp.	316,554	5,181,989
German American Bancorp Inc.	85,500	2,575,260
Hancock Whitney Corp.	31,918	1,278,635
Home BancShares Inc.	66,359	1,278,074
IBERIABANK Corp.	87,834	6,662,209
Independent Bank Corp.	79,000	6,015,850
Investors Bancorp Inc.	79,469	886,079
Lakeland Financial Corp.	18,773	879,140
LegacyTexas Financial Group Inc.	22,216	904,413
Origin Bancorp Inc.	31,530	1,040,490
Pinnacle Financial Partners Inc.	33,325	1,915,521
Prosperity Bancshares Inc.	152,430	10,068,001
Renasant Corp.	208,102	7,479,186
Sandy Spring Bancorp Inc.	40,928	1,427,569
Simmons First National Corp., Class A	45,210	1,051,585
Stock Yards Bancorp Inc.	69,000	2,494,350
UMB Financial Corp.	114,000	7,503,480
United Community Banks Inc.	61,961	1,769,606
Valley National Bancorp	41,717	449,709
Washington Trust Bancorp Inc.	58,500	3,052,530
Westamerica Bancorporation	95,935	5,910,555
Western Alliance Bancorp	142,790	6,385,569	(a)
Wintrust Financial Corp.	29,954	2,191,435
		110,629,563
Research & Consulting Services – 0.3%
Resources Connection Inc.	287,215	4,598,312
Residential REITs – 0.1%
NexPoint Residential Trust Inc.	20,737	858,512
Restaurants – 0.9%
BJ’s Restaurants Inc.	19,497	856,698
Bloomin’ Brands Inc.	18,400	347,944
Brinker International Inc.	21,567	848,662
Cracker Barrel Old Country Store Inc.	16,895	2,884,483
Dave & Buster’s Entertainment Inc.	12,707	514,252
Ruth’s Hospitality Group Inc.	47,988	1,089,808
Texas Roadhouse Inc.	64,169	3,443,950
The Cheesecake Factory Inc.	55,451	2,424,318
		12,410,115

	Number of Shares	Fair Value
Retail REITs – 0.1%
Retail Opportunity Investments Corp.	99,442	$1,703,441
Security & Alarm Services – 1.1%
The Brink’s Co.	173,295	14,068,088
Semiconductor Equipment – 0.4%
Advanced Energy Industries Inc.	15,481	871,116	(a)
Ichor Holdings Ltd.	71,503	1,690,331	(a)
Rudolph Technologies Inc.	98,135	2,711,470	(a)
		5,272,917
Semiconductors – 0.6%
Diodes Inc.	21,838	794,248	(a)
Semtech Corp.	127,759	6,138,820	(a)
SMART Global Holdings Inc.	55,773	1,282,221	(a)
		8,215,289
Soft Drinks – 0.2%
Cott Corp.	197,754	2,640,016
Specialized Consumer Services – 0.0% *
Weight Watchers International Inc.	14,744	281,610	(a)
Specialized REITs – 0.7%
CoreSite Realty Corp.	32,480	3,740,722
National Storage Affiliates Trust	28,990	838,971
PotlatchDeltic Corp.	58,841	2,293,622
QTS Realty Trust Inc., Class A	18,931	874,233
The GEO Group Inc.	45,261	950,934
		8,698,482
Specialty Chemicals – 4.3%
Chase Corp.	16,000	1,722,240
Ferro Corp.	67,845	1,071,951	(a)
HB Fuller Co.	146,881	6,815,278
Ingevity Corp.	87,822	9,236,240	(a)
Innospec Inc.	58,000	5,291,920
Minerals Technologies Inc.	22,362	1,196,591
PolyOne Corp.	199,448	6,260,673
PQ Group Holdings Inc.	7,820	123,947	(a)
Quaker Chemical Corp.	25,187	5,109,938
Sensient Technologies Corp.	177,698	13,057,249
Stepan Co.	76,118	6,996,005
		56,882,032
Specialty Stores – 0.5%
Hudson Ltd., Class A	38,994	537,727	(a)
MarineMax Inc.	35,403	582,026	(a)
Sally Beauty Holdings Inc.	384,695	5,131,831	(a)
		6,251,584
Steel – 0.4%
Carpenter Technology Corp.	32,914	1,579,214
Commercial Metals Co.	181,545	3,240,578
		4,819,792
Systems Software – 0.5%
Progress Software Corp.	26,817	1,169,758
Qualys Inc.	46,500	4,049,220	(a)
Talend S.A. ADR	52,000	2,006,680	(a,b)
		7,225,658
Technology Distributors – 0.3%
Insight Enterprises Inc.	15,970	929,454	(a)
SYNNEX Corp.	7,731	760,730
Tech Data Corp.	18,188	1,902,465	(a)
		3,592,649
Technology Hardware, Storage & Peripherals – 0.5%
Pure Storage Inc., Class A	470,000	7,176,900	(a)
Thrifts & Mortgage Finance – 0.8%
Axos Financial Inc.	42,493	1,157,934	(a)
Essent Group Ltd.	23,750	1,116,013	(a)
HomeStreet Inc.	50,416	1,494,330	(a)
Kearny Financial Corp.	31,336	416,456
NMI Holdings Inc., Class A	43,164	1,225,426	(a)
WSFS Financial Corp.	110,624	4,568,771
		9,978,930

State Street Institutional Small-Cap Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	63,594	$2,006,391
Trading Companies & Distributors – 0.8%
Applied Industrial Technologies Inc.	122,423	7,532,687
BMC Stock Holdings Inc.	38,160	808,992	(a)
GMS Inc.	24,961	549,142	(a)
Herc Holdings Inc.	25,828	1,183,697	(a)
		10,074,518
Trucking – 0.6%
ArcBest Corp.	17,654	496,254
Avis Budget Group Inc.	22,600	794,616	(a)
Marten Transport Ltd.	58,210	1,056,511
Old Dominion Freight Line Inc.	27,422	4,093,008
Saia Inc.	17,681	1,143,430	(a)
		7,583,819
Total Common Stock (Cost $982,087,503)		1,234,598,318

	Number of Shares	Fair Value
Short-Term Investments – 5.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.35% (Cost $70,866,805)	70,866,805	$70,866,805	(b,c,d)
Total Investments (Cost $1,052,954,308)		1,305,465,123
Other Assets and Liabilities, net – 0.6%		8,119,508

NET ASSETS – 100.0%		$1,313,584,631

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	September 2019	244	$18,965,994	$19,118,620	$152,626

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

*	Less than 0.05%.
†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities
	Common Stock	$1,234,598,318	$—	$—	$1,234,598,318
	Short-Term Investments	70,866,805	—	—	70,866,805

	Total Investments in Securities	$1,305,465,123	$—	$—	$1,305,465,123

	Other Financial Instruments
	Long Futures Contracts—Unrealized Appreciation	$152,626	$—	$—	$152,626

State Street Institutional Small-Cap Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	96,806,112	$96,806,112	$306,924,589	$332,863,896	$—	$—	70,866,805	$70,866,805	$1,119,685

State Street Institutional International Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.8% †
Australia – 2.2%
BHP Group PLC	73,761	$1,891,594
Belgium – 1.5%
Anheuser-Busch InBev S.A.	14,829	1,314,505
Brazil – 0.8%
Itau Unibanco Holding S.A. ADR	71,399	672,579	(a)
Canada – 1.0%
Brookfield Asset Management Inc., Class A	17,758	851,378	(a)
China – 0.4%
New Oriental Education & Technology Group Inc. ADR	3,942	380,718	(a,b)
France – 15.4%
Air Liquide S.A.	15,834	2,218,809
Airbus SE	13,253	1,881,736
AXA S.A.	66,102	1,738,898
BNP Paribas S.A.	32,944	1,566,883
Safran S.A.	14,149	2,076,145
Schneider Electric SE	24,411	2,217,269
Vivendi S.A.	62,586	1,725,518
		13,425,258
Germany – 6.1%
Fresenius SE & Company KGaA	8,105	440,085	(a)
HeidelbergCement AG	19,404	1,572,443
KION Group AG	9,311	587,851
SAP SE	19,623	2,698,585
		5,298,964
Hong Kong – 3.3%
AIA Group Ltd.	264,802	2,855,625
India – 1.1%
ICICI Bank Ltd.	150,271	951,555
Ireland – 2.3%
Kerry Group PLC, Class A	16,900	2,020,801
Japan – 28.9%
Daikin Industries Ltd.	13,600	1,775,422
Disco Corp.	8,200	1,345,610
FANUC Corp.	6,249	1,155,955
Hoya Corp.	31,300	2,397,904
Kao Corp.	20,700	1,577,381
Keyence Corp.	3,200	1,964,136
Komatsu Ltd.	59,400	1,433,451
Mitsubishi UFJ Financial Group Inc.	337,400	1,603,386
Mitsui Fudosan Company Ltd.	63,325	1,535,517
Murata Manufacturing Company Ltd.	31,937	1,434,705
Nidec Corp.	13,074	1,786,845
Secom Company Ltd.	15,000	1,291,164
Shiseido Company Ltd.	25,600	1,929,623
SoftBank Group Corp.	26,802	1,284,874

	Number of Shares	Fair Value
Subaru Corp.	20,700	$503,186
Suzuki Motor Corp.	20,600	968,242
Tokio Marine Holdings Inc.	25,349	1,270,273
		25,257,674
Netherlands – 3.9%
ASML Holding N.V.	8,656	1,811,209
ING Groep N.V.	141,884	1,647,445
		3,458,654
Norway – 1.7%
Equinor ASA	75,846	1,498,497
Portugal – 1.4%
Galp Energia SGPS S.A.	82,360	1,268,531
Sweden – 3.2%
Assa Abloy AB, Class B	87,740	1,984,935
Hexagon AB, Class B	14,396	800,002
		2,784,937
Switzerland – 13.0%
Givaudan S.A.	589	1,664,907
Nestle S.A.	38,225	3,962,070
Novartis AG	35,231	3,223,185
Roche Holding AG	8,985	2,531,005
		11,381,167
Taiwan – 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.	112,548	866,047
United Kingdom – 10.6%
AstraZeneca PLC	31,498	2,580,834
London Stock Exchange Group PLC	17,396	1,214,594
Prudential PLC	84,210	1,839,107
Smith & Nephew PLC	61,109	1,326,037
Smiths Group PLC	71,575	1,425,614
Vodafone Group PLC	538,572	886,412
		9,272,598
Total Common Stock (Cost $73,210,119)		85,451,082
Short-Term Investments – 0.6%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.35% (Cost $519,460)	519,460	519,460	(a,c,d)
Total Investments (Cost $73,729,579)		85,970,542
Other Assets and Liabilities, net – 1.6%		1,363,383

NET ASSETS – 100.0%		$87,333,925

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	September 2019	3	$282,052	$288,495	$6,443

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

State Street Institutional International Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

(a)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

ADR	American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$85,451,082	$—	$—	$85,451,082
	Short-Term Investments	519,460	—	—	519,460

	Total Investments in Securities	$85,970,542	$—	$—	$85,970,542

	Other Financial Instruments
	Long Futures Contracts—Unrealized Appreciation	$6,443	$—	$—	$6,443

The Fund was invested in the following sectors at June 30, 2019 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	9.70%
Diversified Banks	7.49%
Packaged Foods & Meats	6.96%
Life & Health Insurance	5.46%
Electrical Components & Equipment	4.66%
Aerospace & Defense	4.60%
Building Products	4.37%
Personal Products	4.08%
Semiconductor Equipment	3.67%
Integrated Oil & Gas	3.22%
Electronic Equipment & Instruments	3.22%
Application Software	3.14%
Healthcare Supplies	2.79%
Industrial Gases	2.58%
Wireless Telecommunication Services	2.53%
Construction Machinery & Heavy Trucks	2.35%
Diversified Metals & Mining	2.20%
Multi-Line Insurance	2.02%
Movies & Entertainment	2.01%
Specialty Chemicals	1.94%
Construction Materials	1.83%
Diversified Real Estate Activities	1.79%
Automobile Manufacturers	1.71%
Electronic Components	1.67%
Industrial Conglomerates	1.66%
Healthcare Equipment	1.54%
Brewers	1.53%
Security & Alarm Services	1.50%
Property & Casualty Insurance	1.48%
Financial Exchanges & Data	1.41%
Industrial Machinery	1.34%
Semiconductors	1.01%
Asset Management & Custody Banks	0.99%
Healthcare Services	0.51%
Education Services	0.44%

99.40%

Short-Term Investments
Short-Term Investments	0.60%

0.60%

100.00%

State Street Institutional International Equity Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	54,039,876	$54,039,876	$30,326,056	83,846,472	$—	$—	519,460	$519,460	$107,716

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 94.7% †
U.S. Treasuries – 25.6%
U.S. Treasury Bonds
2.25%	08/15/46	$571,000	$539,417	(a)
3.00%	08/15/48	3,049,600	3,344,553	(a)
U.S. Treasury Notes
1.38%	12/15/19	2,530,700	2,522,792	(a)
1.50%	11/30/19	2,270,900	2,265,134	(a)
1.63%	02/15/26	6,238,900	6,147,266	(a)
2.25%	03/31/20	782,000	783,314	(a)
2.50%	01/31/24	4,240,700	4,380,179	(a)
2.63%	02/15/29	2,991,000	3,154,103	(a)
			23,136,758
Agency Mortgage Backed – 32.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	9,463	10,005	(a)
5.00%	07/01/35	78,363	84,878	(a)
5.50%	05/01/20 - 04/01/39	178,276	194,986	(a)
6.00%	07/01/19	10	10
6.00%	05/01/20 - 11/01/37	212,214	239,992	(a)
6.50%	08/01/29 - 10/01/33	1,012	1,161	(a)
7.00%	06/01/29 - 08/01/36	49,082	56,591	(a)
7.50%	01/01/30 - 09/01/33	1,836	1,991	(a)
8.00%	11/01/30	10,927	12,385	(a)
8.50%	04/01/30	12,824	16,360	(a)
9.50%	04/01/21	6	6	(a)
Federal National Mortgage Assoc.
3.50%	08/01/45	113,376	116,776	(a)
4.00%	01/01/41 - 12/01/41	1,714,813	1,809,672	(a)
4.50%	10/01/19 - 02/01/40	1,098,809	1,179,237	(a)
5.00%	07/01/20 - 05/01/39	243,899	263,174	(a)
5.50%	06/01/20 - 04/01/38	381,235	414,308	(a)
6.00%	09/01/19 - 07/01/35	434,802	491,706	(a)
6.50%	05/01/21 - 08/01/36	49,015	53,607	(a)
7.00%	10/01/32 - 02/01/34	6,555	7,078	(a)
7.50%	12/01/23 - 03/01/33	33,532	37,916	(a)
8.00%	07/01/25 - 10/01/31	8,386	9,323	(a)
9.00%	12/01/22	346	362	(a)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	4,913	5,040	(a,b)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	2,268	2,329	(a,b)
Federal National Mortgage Assoc. TBA
2.50%	TBA	1,216,000	1,223,819	(c)
3.00%	TBA	5,129,725	5,186,060	(c)
3.50%	TBA	6,078,000	6,211,473	(c)
4.00%	TBA	2,788,000	2,881,314	(c)
Government National Mortgage Assoc.
3.00%	12/20/42	1,754,946	1,806,780
4.00%	01/20/41 - 04/20/43	1,773,250	1,869,625	(a)
4.50%	08/15/33 - 05/20/40	317,280	337,396	(a)
5.00%	08/15/33	24,269	25,856	(a)
6.00%	04/15/27 - 09/15/36	155,338	177,394	(a)
6.50%	02/15/24 - 09/15/36	65,525	72,559	(a)
7.00%	10/15/27 - 10/15/36	31,426	36,100	(a)
7.50%	01/15/23 - 11/15/31	3,040	3,131	(a)
8.00%	05/15/30 - 09/15/30	239	256	(a)
9.00%	12/15/21	175	182	(a)
3.50%	TBA	2,802,000	2,891,888	(c)
4.50%	TBA	1,277,000	1,331,055	(a,c)
			29,063,781
Agency Collateralized Mortgage Obligations – 1.8%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	626,010	1,693	(a,b,d)
3.86%	11/25/28	431,000	478,311	(a,b)
4.06%	10/25/28	874,000	982,887	(a,b)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	284,182	15,200	(a,d)
5.50%	06/15/33	25,203	4,312	(a,d)

		Principal Amount	Fair Value
7.50%	07/15/27	$2,774	$489	(a,d)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.21%	08/15/25	102,575	4,947	(a,b,d)
Federal Home Loan Mortgage Corp. STRIPS
0.00%	08/01/27	593	546	(a,e,f)
8.00%	02/01/23 - 07/01/24	1,748	225	(a,d)
Federal National Mortgage Assoc. REMIC
0.00%	12/25/22	11	11	(a,e,f)
1.09%	12/25/42	114,632	3,688	(b,d)
5.00%	02/25/40 - 09/25/40	130,160	13,652	(a,d)
1,008.00%	05/25/22	1	11	(a,d)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.60%	07/25/38	47,175	5,952	(a,b,d)
Federal National Mortgage Assoc. STRIPS
0.01%	12/25/34	11,445	9,786	(a,e,f)
4.50%	08/25/35 - 01/25/36	78,818	13,266	(a,d)
5.00%	03/25/38 - 05/25/38	43,062	8,059	(a,d)
5.50%	12/25/33	11,181	2,292	(a,d)
6.00%	01/25/35	47,849	10,888	(a,d)
7.50%	11/25/23	6,929	752	(a,d)
8.00%	08/25/23 - 07/25/24	3,501	464	(a,d)
8.50%	07/25/22	48	4	(a,d)
8.50%	07/25/22	2	—	(a,d,**)
9.00%	05/25/22	40	3	(a,d)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	88,549	4,925	(a,d)
5.00%	09/20/38	18,065	327	(a,d)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.41%	01/16/40	216,996	43,105	(a,b,d)
			1,605,795
Asset Backed – 2.8%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	838,658	837,812	(a)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	495,000	496,469	(a)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	432,000	436,083	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	156,015	156,015	(a,g)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	473,000	485,140	(a,h)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	118,000	120,455	(a,h)
			2,531,974
Corporate Notes – 27.8%
3M Co.
4.00%	09/14/48	24,000	25,962	(a)
Abbott Laboratories
2.90%	11/30/21	82,000	83,330	(a)
3.75%	11/30/26	73,000	79,076	(a)
4.90%	11/30/46	38,000	46,867	(a)
AbbVie Inc.
3.20%	05/14/26	24,000	24,221	(a)
4.45%	05/14/46	27,000	26,486	(a)
4.70%	05/14/45	9,000	9,173	(a)
4.88%	11/14/48	7,000	7,357	(a)
Activision Blizzard Inc.
2.30%	09/15/21	57,000	56,904	(a)
Aetna Inc.
3.50%	11/15/24	31,000	31,973	(a)
Aircastle Ltd.
4.25%	06/15/26	55,000	55,688	(a)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	52,000	58,515	(a)
Allergan Finance LLC
3.25%	10/01/22	31,000	31,496	(a)
4.63%	10/01/42	4,000	3,972	(a)
Allergan Funding SCS
3.00%	03/12/20	52,000	52,131	(a)
3.45%	03/15/22	21,000	21,411	(a)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Allergan Sales LLC
5.00%	12/15/21	$56,000	$58,792	(a,h)
Altria Group Inc.
2.95%	05/02/23	23,000	23,273	(a)
3.80%	02/14/24	15,000	15,646	(a)
4.25%	08/09/42	3,000	2,784	(a)
4.40%	02/14/26	35,000	37,452	(a)
4.50%	05/02/43	13,000	12,431	(a)
4.80%	02/14/29	35,000	37,741	(a)
5.95%	02/14/49	21,000	23,878	(a)
Amazon.com Inc.
2.80%	08/22/24	15,000	15,435	(a)
3.15%	08/22/27	6,000	6,304	(a)
3.88%	08/22/37	8,000	8,818	(a)
4.05%	08/22/47	12,000	13,569	(a)
4.25%	08/22/57	16,000	18,498	(a)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	35,000	35,364	(a)
American Express Co.
3.00%	10/30/24	44,000	45,054	(a)
American International Group Inc.
4.25%	03/15/29	26,000	27,876	(a)
4.50%	07/16/44	82,000	86,531	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	24,000	24,508	(a,b)
American Tower Corp.
3.38%	10/15/26	12,000	12,209	(a)
3.80%	08/15/29	33,000	34,185	(a)
4.40%	02/15/26	30,000	32,322	(a)
American Water Capital Corp.
2.95%	09/01/27	25,000	25,065	(a)
Amgen Inc.
2.65%	05/11/22	38,000	38,283	(a)
3.20%	11/02/27	26,000	26,635	(a)
4.56%	06/15/48	24,000	26,019	(a)
4.66%	06/15/51	7,000	7,648	(a)
Anadarko Petroleum Corp.
6.20%	03/15/40	14,000	16,824	(a)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	8,000	8,555	(a)
5.25%	01/15/25	165,000	174,187	(a)
5.50%	10/15/19	99,000	99,516	(a)
6.25%	10/15/22	50,000	51,242	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	42,000	44,155	(a)
4.70%	02/01/36	16,000	17,565	(a)
4.90%	02/01/46	28,000	31,158	(a)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	17,000	18,327	(a)
4.38%	04/15/38	50,000	52,868	(a)
4.60%	04/15/48	23,000	24,638	(a)
4.75%	04/15/58	13,000	13,876	(a)
5.55%	01/23/49	45,000	55,020	(a)
Anthem Inc.
3.30%	01/15/23	27,000	27,786	(a)
Apache Corp.
4.38%	10/15/28	9,000	9,400	(a)
5.10%	09/01/40	16,000	16,087	(a)
Apple Inc.
2.50%	02/09/22	12,000	12,137	(a)
2.85%	05/11/24	28,000	28,824	(a)
3.35%	02/09/27	15,000	15,771	(a)
3.45%	02/09/45	39,000	38,988	(a)
3.85%	08/04/46	30,000	31,901	(a)
4.25%	02/09/47	17,000	19,069	(a)
Applied Materials Inc.
4.35%	04/01/47	23,000	25,661	(a)
Aptiv PLC
4.40%	10/01/46	23,000	21,497	(a)
ArcelorMittal
6.75%	03/01/41	8,000	9,288	(a)

		Principal Amount	Fair Value
Archer-Daniels-Midland Co.
2.50%	08/11/26	$13,000	$13,013	(a)
Ascension Health
4.85%	11/15/53	17,000	20,833	(a)
AstraZeneca PLC
2.38%	11/16/20	11,000	11,009	(a)
3.50%	08/17/23	21,000	21,872	(a)
4.00%	01/17/29	14,000	15,307	(a)
4.38%	08/17/48	6,000	6,724	(a)
AT&T Inc.
4.35%	03/01/29	56,000	60,267	(a)
4.45%	04/01/24	24,000	25,851	(a)
4.50%	05/15/35	38,000	39,829	(a)
4.55%	03/09/49	16,000	16,349	(a)
4.75%	05/15/46	20,000	21,044	(a)
4.80%	06/15/44	24,000	25,291	(a)
4.85%	03/01/39	40,000	43,027	(a)
5.15%	11/15/46	5,000	5,527	(a)
5.25%	03/01/37	30,000	33,660	(a)
5.35%	12/15/43	18,000	19,812	(a)
5.45%	03/01/47	33,000	37,933	(a)
Avangrid Inc.
3.15%	12/01/24	47,000	47,810	(a)
Bank of America Corp.
3.25%	10/21/27	4,000	4,095	(a)
3.95%	04/21/25	91,000	95,437	(a)
4.18%	11/25/27	132,000	140,031	(a)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	33,000	33,536	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	54,000	55,626	(a,b)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	78,000	80,941	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	73,000	77,238	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	126,000	137,191	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	49,000	53,471	(a,b)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	21,000	23,394	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	64,000	72,444	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	46,000	48,312	(a,b)
Barclays PLC
4.84%	05/09/28	200,000	204,506	(a)
Barrick North America Finance LLC
5.70%	05/30/41	5,000	6,077	(a)
BAT Capital Corp.
2.76%	08/15/22	28,000	28,048	(a)
3.56%	08/15/27	20,000	19,911	(a)
4.39%	08/15/37	12,000	11,402	(a)
4.54%	08/15/47	19,000	17,667	(a)
Baxalta Inc.
2.88%	06/23/20	9,000	9,027	(a)
Becton Dickinson and Co.
2.89%	06/06/22	27,000	27,363	(a)
3.70%	06/06/27	26,000	27,141	(a)
3.73%	12/15/24	4,000	4,192	(a)
4.67%	06/06/47	4,000	4,488	(a)
4.69%	12/15/44	3,000	3,326	(a)
Berkshire Hathaway Energy Co.

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.25%	04/15/28	$19,000	$19,567	(a)
3.80%	07/15/48	22,000	22,376	(a)
6.13%	04/01/36	81,000	108,303	(a)
Biogen Inc.
2.90%	09/15/20	11,000	11,055	(a)
Boardwalk Pipelines LP
4.80%	05/03/29	30,000	31,320	(a)
Boston Scientific Corp.
4.00%	03/01/28	33,000	35,526	(a)
4.70%	03/01/49	11,000	12,557	(a)
BP Capital Markets America Inc.
3.02%	01/16/27	70,000	71,565	(a)
3.22%	11/28/23	32,000	33,042	(a)
Bristol-Myers Squibb Co.
3.20%	06/15/26	66,000	68,587	(a,h)
3.40%	07/26/29	52,000	54,474	(a,h)
4.13%	06/15/39	23,000	24,789	(a,h)
4.25%	10/26/49	23,000	25,416	(a,h)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	6,000	5,919	(a)
3.00%	01/15/22	21,000	21,062	(a)
3.13%	01/15/25	7,000	6,836	(a)
3.88%	01/15/27	6,000	5,878	(a)
Brown-Forman Corp.
4.00%	04/15/38	6,000	6,481	(a)
Buckeye Partners LP
5.60%	10/15/44	7,000	5,763	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	12,000	11,909	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	25,000	28,081	(a)
4.55%	09/01/44	40,000	46,348	(a)
Canadian Natural Resources Ltd.
3.85%	06/01/27	6,000	6,234	(a)
4.95%	06/01/47	5,000	5,719	(a)
Canadian Pacific Railway Co.
2.90%	02/01/25	13,000	13,344	(a)
Capital One Financial Corp.
3.75%	07/28/26	127,000	129,271	(a)
Cardinal Health Inc.
2.62%	06/15/22	13,000	13,076	(a)
3.08%	06/15/24	12,000	12,079	(a)
Caterpillar Financial Services Corp.
2.55%	11/29/22	37,000	37,417	(a)
Caterpillar Inc.
3.80%	08/15/42	8,000	8,518	(a)
CBS Corp.
2.90%	01/15/27	16,000	15,567	(a)
3.70%	06/01/28	13,000	13,242	(a)
Celgene Corp.
3.45%	11/15/27	5,000	5,206	(a)
4.35%	11/15/47	4,000	4,415	(a)
4.55%	02/20/48	69,000	78,731	(a)
5.00%	08/15/45	33,000	39,065	(a)
Cenovus Energy Inc.
4.25%	04/15/27	12,000	12,425	(a)
5.25%	06/15/37	15,000	15,680	(a)
5.40%	06/15/47	4,000	4,306	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	111,000	111,979	(a)
4.46%	07/23/22	42,000	44,098	(a)
4.91%	07/23/25	13,000	14,107	(a)
5.05%	03/30/29	50,000	55,163	(a)
5.75%	04/01/48	32,000	35,368	(a)
6.38%	10/23/35	4,000	4,688	(a)
6.48%	10/23/45	9,000	10,703	(a)
Chevron Corp.
2.42%	11/17/20	15,000	15,070	(a)
3.19%	06/24/23	22,000	22,838	(a)
Chubb INA Holdings Inc.
4.35%	11/03/45	60,000	69,883	(a)

		Principal Amount	Fair Value
Church & Dwight Company Inc.
2.45%	08/01/22	$13,000	$13,023	(a)
Cigna Corp.
3.20%	09/17/20	44,000	44,403	(a,h)
3.40%	09/17/21	21,000	21,407	(a,h)
3.75%	07/15/23	21,000	21,854	(a,h)
4.13%	11/15/25	36,000	38,295	(a,h)
4.38%	10/15/28	14,000	15,108	(a,h)
4.80%	08/15/38	12,000	12,921	(a,h)
4.90%	12/15/48	12,000	13,105	(a,h)
Cigna Holding Co.
3.25%	04/15/25	24,000	24,402	(a)
3.88%	10/15/47	16,000	14,907	(a)
Cisco Systems Inc.
5.90%	02/15/39	16,000	21,825	(a)
Citigroup Inc.
2.70%	10/27/22	90,000	90,684	(a)
4.40%	06/10/25	35,000	37,388	(a)
4.65%	07/23/48	124,000	144,396	(a)
4.75%	05/18/46	52,000	58,828	(a)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	66,000	66,800	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	40,000	41,658	(a,b)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	289,000	291,798	(a,b)
CMS Energy Corp.
4.88%	03/01/44	55,000	63,860	(a)
CNA Financial Corp.
3.45%	08/15/27	39,000	39,558	(a)
3.90%	05/01/29	87,000	91,287	(a)
CNH Industrial Capital LLC
3.38%	07/15/19	26,000	26,008	(a)
4.38%	11/06/20	19,000	19,400	(a)
4.88%	04/01/21	23,000	23,817	(a)
CNH Industrial N.V.
3.85%	11/15/27	40,000	39,946	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	233,000	247,616	(a)
Columbia Pipeline Group Inc.
3.30%	06/01/20	20,000	20,135	(a)
Comcast Corp.
3.20%	07/15/36	27,000	26,228	(a)
3.97%	11/01/47	69,000	72,284	(a)
4.15%	10/15/28	56,000	61,697	(a)
4.25%	10/15/30	24,000	26,768	(a)
4.60%	08/15/45	8,000	9,069	(a)
4.70%	10/15/48	14,000	16,414	(a)
CommonSpirit Health
4.35%	11/01/42	129,000	129,657	(a)
Conagra Brands Inc.
5.30%	11/01/38	14,000	15,172	(a)
5.40%	11/01/48	12,000	13,169	(a)
Concho Resources Inc.
3.75%	10/01/27	10,000	10,344	(a)
4.30%	08/15/28	22,000	23,728	(a)
4.88%	10/01/47	9,000	10,148	(a)
ConocoPhillips Co.
4.30%	11/15/44	27,000	30,244	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	30,000	29,989	(a)
3.88%	06/15/47	15,000	15,528	(a)
Constellation Brands Inc.
3.70%	12/06/26	24,000	25,136	(a)
4.50%	05/09/47	23,000	24,035	(a)
Continental Resources Inc.
4.50%	04/15/23	99,000	103,962	(a)
Corning Inc.
4.38%	11/15/57	24,000	23,405	(a)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Corporation Andina de Fomento
2.20%	07/18/20	$157,000	$156,385	(a)
Crown Castle International Corp.
5.20%	02/15/49	19,000	21,798	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	44,000	48,953	(a)
CubeSmart LP
4.38%	02/15/29	96,000	102,233	(a)
CVS Health Corp.
2.25%	08/12/19	44,000	43,983	(a)
3.13%	03/09/20	130,000	130,490	(a)
3.35%	03/09/21	19,000	19,265	(a)
3.70%	03/09/23	85,000	87,817	(a)
3.88%	07/20/25	13,000	13,570	(a)
4.10%	03/25/25	33,000	34,811	(a)
4.30%	03/25/28	19,000	20,040	(a)
4.78%	03/25/38	32,000	33,372	(a)
5.00%	12/01/24	30,000	32,708	(a)
5.05%	03/25/48	31,000	33,057	(a)
5.13%	07/20/45	11,000	11,730	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	36,000	36,852	(a,h)
4.42%	06/15/21	42,000	43,250	(a,h)
5.30%	10/01/29	26,000	27,382	(a,h)
5.45%	06/15/23	19,000	20,477	(a,h)
6.02%	06/15/26	13,000	14,316	(a,h)
8.10%	07/15/36	3,000	3,660	(a,h)
8.35%	07/15/46	18,000	22,719	(a,h)
Devon Energy Corp.
5.00%	06/15/45	14,000	16,065	(a)
Diageo Investment Corp.
2.88%	05/11/22	27,000	27,494	(a)
Diamondback Energy Inc.
4.75%	11/01/24	175,000	179,898	(a)
Digital Realty Trust LP
3.60%	07/01/29	47,000	47,712	(a)
Discovery Communications LLC
2.20%	09/20/19	40,000	39,942	(a)
2.95%	03/20/23	75,000	75,642	(a)
3.95%	03/20/28	32,000	32,938	(a)
4.95%	05/15/42	5,000	5,057	(a)
5.00%	09/20/37	9,000	9,403	(a)
Dollar Tree Inc.
4.00%	05/15/25	26,000	27,033	(a)
4.20%	05/15/28	37,000	38,293	(a)
Dominion Energy Inc.
3.07%	08/15/24	26,000	26,230	(g)
DPL Inc.
4.35%	04/15/29	33,000	33,476	(a,h)
DTE Energy Co.
2.85%	10/01/26	30,000	29,666	(a)
3.85%	12/01/23	15,000	15,720	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	17,000	18,052	(a)
Duke Energy Corp.
1.80%	09/01/21	36,000	35,593	(a)
3.75%	09/01/46	11,000	10,755	(a)
Duke Energy Progress LLC
4.15%	12/01/44	22,000	23,825	(a)
Duke Realty LP
3.38%	12/15/27	39,000	39,819	(a)
DuPont de Nemours Inc.
5.32%	11/15/38	9,000	10,575	(a)
5.42%	11/15/48	9,000	10,947	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	22,000	22,058	(a,h)
Eastman Chemical Co.
3.50%	12/01/21	27,000	27,623	(a)
3.60%	08/15/22	9,000	9,249	(a)
4.50%	01/15/21 - 12/01/28	93,000	97,252	(a)
Eaton Corp.
3.10%	09/15/27	28,000	28,435	(a)

		Principal Amount	Fair Value
Ecolab Inc.
3.25%	12/01/27	$11,000	$11,442	(a)
3.95%	12/01/47	17,000	18,312	(a)
Edison International
5.75%	06/15/27	8,000	8,607	(a)
Eli Lilly & Co.
3.38%	03/15/29	16,000	17,052	(a)
3.70%	03/01/45	4,000	4,157	(a)
3.95%	03/15/49	26,000	28,142	(a)
Emera US Finance LP
4.75%	06/15/46	3,000	3,237	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	4,666	(a)
Encana Corp.
3.90%	11/15/21	34,000	34,838	(a)
Energy Transfer Operating LP
4.25%	03/15/23	27,000	28,178	(a)
4.50%	04/15/24	50,000	53,194	(a)
4.95%	06/15/28	11,000	12,031	(a)
5.88%	01/15/24	98,000	109,124	(a)
6.13%	12/15/45	6,000	6,836	(a)
6.50%	02/01/42	26,000	30,609	(a)
7.50%	10/15/20	49,000	51,971	(a)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	18,000	19,036	(a)
Entergy Louisiana LLC
3.05%	06/01/31	16,000	16,085	(a)
4.00%	03/15/33	17,000	18,723	(a)
Enterprise Products Operating LLC
4.20%	01/31/50	155,000	159,917	(c)
4.25%	02/15/48	44,000	45,459	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	13,000	12,410	(a,b)
EOG Resources Inc.
4.10%	02/01/21	43,000	44,250	(a)
4.15%	01/15/26	6,000	6,532	(a)
5.10%	01/15/36	11,000	12,941	(a)
EPR Properties
4.95%	04/15/28	18,000	19,359	(a)
EQM Midstream Partners LP
4.75%	07/15/23	5,000	5,197	(a)
5.50%	07/15/28	5,000	5,265	(a)
ERP Operating LP
4.50%	07/01/44	37,000	41,925	(a)
Exelon Corp.
3.50%	06/01/22	31,000	31,750	(a)
4.45%	04/15/46	23,000	24,616	(a)
Express Scripts Holding Co.
3.40%	03/01/27	13,000	13,190	(a)
Exxon Mobil Corp.
2.22%	03/01/21	28,000	28,076	(a)
FedEx Corp.
4.10%	02/01/45	45,000	43,305	(a)
FirstEnergy Corp.
3.90%	07/15/27	12,000	12,591	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	82,000	89,571	(a,h)
Fiserv Inc.
2.75%	07/01/24	76,000	76,759	(a)
3.50%	07/01/29	20,000	20,596	(a)
4.40%	07/01/49	12,000	12,651	(a)
Florida Power & Light Co.
4.13%	02/01/42	74,000	81,830	(a)
General Dynamics Corp.
2.13%	08/15/26	32,000	31,257	(a)
3.00%	05/11/21	59,000	59,942	(a)
3.50%	05/15/25	30,000	31,931	(a)
General Mills Inc.
3.70%	10/17/23	26,000	27,249	(a)
4.55%	04/17/38	14,000	14,893	(a)
4.70%	04/17/48	4,000	4,308	(a)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
General Motors Co.
5.20%	04/01/45	$4,000	$3,829	(a)
5.40%	04/01/48	9,000	8,772	(a)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	95,000	96,338	(a)
3.55%	04/09/21	56,000	56,824	(a)
5.25%	03/01/26	24,000	25,769	(a)
Georgia-Pacific LLC
3.60%	03/01/25	140,000	147,043	(a,h)
Gilead Sciences Inc.
2.55%	09/01/20	14,000	14,037	(a)
2.95%	03/01/27	6,000	6,102	(a)
3.50%	02/01/25	13,000	13,623	(a)
3.65%	03/01/26	24,000	25,366	(a)
4.15%	03/01/47	32,000	33,592	(a)
4.80%	04/01/44	11,000	12,485	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	31,000	32,252	(a)
3.63%	05/15/25	30,000	31,908	(a)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	28,000	28,470	(a)
3.38%	06/01/29	34,000	35,941	(a)
Glencore Funding LLC
4.13%	03/12/24	42,000	43,503	(a,h)
4.88%	03/12/29	27,000	28,407	(a,h)
Grupo Televisa SAB
5.00%	05/13/45	209,000	211,090	(a)
Halliburton Co.
3.80%	11/15/25	19,000	19,937	(a)
5.00%	11/15/45	16,000	17,434	(a)
HCA Inc.
4.13%	06/15/29	15,000	15,451	(a)
5.88%	03/15/22	42,000	46,008	(a)
Hess Corp.
5.60%	02/15/41	8,000	8,619	(a)
5.80%	04/01/47	5,000	5,575	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	7,751	(a)
Highwoods Realty LP
4.13%	03/15/28	44,000	45,872	(a)
4.20%	04/15/29	129,000	134,762	(a)
HSBC Holdings PLC
4.25%	03/14/24	248,000	261,729	(a)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	160,000	167,501	(a,b)
Hyundai Capital America
3.10%	04/05/22	17,000	17,109	(a,h)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	41,000	42,338	(a)
3.55%	11/01/24	26,000	27,085	(a)
3.80%	03/21/29	41,000	43,012	(a)
Intel Corp.
2.60%	05/19/26	35,000	35,232	(a)
International Business Machines Corp.
3.45%	02/19/26	137,000	143,114	(a)
4.15%	05/15/39	141,000	150,577	(a)
4.25%	05/15/49	141,000	151,413	(a)
International Paper Co.
4.40%	08/15/47	20,000	19,530	(a)
Interstate Power & Light Co.
3.40%	08/15/25	24,000	24,587	(a)
Jabil Inc.
3.95%	01/12/28	24,000	23,498	(a)
John Deere Capital Corp.
2.60%	03/07/24	51,000	51,602	(a)
Johnson & Johnson
3.63%	03/03/37	13,000	13,912	(a)
Johnson Controls International PLC
4.50%	02/15/47	8,000	8,128	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	191,000	197,695	(a)

		Principal Amount	Fair Value
3.63%	12/01/27	$47,000	$48,507	(a)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	136,000	142,351	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	95,000	99,751	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	155,000	165,800	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	78,000	84,047	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	173,000	184,977	(a,b)
Keurig Dr Pepper Inc.
4.06%	05/25/23	32,000	33,606	(a)
4.50%	11/15/45	12,000	12,132	(a)
4.60%	05/25/28	9,000	9,860	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	90,000	91,283	(a)
4.70%	11/01/42	5,000	5,069	(a)
5.30%	09/15/20	20,000	20,661	(a)
6.38%	03/01/41	13,000	15,800	(a)
Kinder Morgan Inc.
3.05%	12/01/19	17,000	17,027	(a)
4.30%	03/01/28	15,000	16,052	(a)
5.05%	02/15/46	13,000	14,160	(a)
5.55%	06/01/45	11,000	12,719	(a)
Kraft Heinz Foods Co.
3.50%	06/06/22	50,000	51,303	(a)
4.38%	06/01/46	28,000	26,529	(a)
L3 Technologies Inc.
3.85%	12/15/26	69,000	72,482	(a)
Lam Research Corp.
4.00%	03/15/29	40,000	42,626	(a)
Lear Corp.
4.25%	05/15/29	36,000	36,317	(a)
5.25%	05/15/49	15,000	14,822	(a)
Liberty Property LP
4.38%	02/01/29	24,000	25,935	(a)
Lincoln National Corp.
3.63%	12/12/26	34,000	35,446	(a)
4.35%	03/01/48	81,000	85,109	(a)
Lockheed Martin Corp.
3.55%	01/15/26	9,000	9,571	(a)
3.80%	03/01/45	8,000	8,503	(a)
4.50%	05/15/36	27,000	30,995	(a)
Lowe’s Companies Inc.
3.65%	04/05/29	56,000	58,468	(a)
3.70%	04/15/46	14,000	13,190	(a)
4.05%	05/03/47	12,000	11,945	(a)
4.55%	04/05/49	41,000	44,203	(a)
LYB International Finance BV
4.88%	03/15/44	7,000	7,454	(a)
LYB International Finance II BV
3.50%	03/02/27	9,000	9,158	(a)
Marathon Oil Corp.
2.70%	06/01/20	44,000	44,026	(a)
3.85%	06/01/25	14,000	14,512	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	73,000	75,866	(a)
4.90%	03/15/49	108,000	128,013	(a)
Masco Corp.
3.50%	11/15/27	7,000	6,924	(a)
McDonald’s Corp.
3.70%	01/30/26	9,000	9,565	(a)
3.80%	04/01/28	25,000	26,868	(a)
4.88%	12/09/45	17,000	19,612	(a)
McKesson Corp.
3.65%	11/30/20	115,000	116,833	(a)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Medtronic Inc.
4.63%	03/15/45	$4,000	$4,837	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	34,000	37,866	(a)
Merck & Company Inc.
2.75%	02/10/25	23,000	23,590	(a)
3.40%	03/07/29	42,000	44,623	(a)
4.00%	03/07/49	20,000	22,216	(a)
MetLife Inc.
4.05%	03/01/45	13,000	13,940	(a)
4.72%	12/15/44	64,000	74,650	(a)
Microsoft Corp.
2.40%	08/08/26	13,000	13,069	(a)
3.45%	08/08/36	18,000	19,023	(a)
3.50%	02/12/35	18,000	19,186	(a)
3.70%	08/08/46	61,000	65,970	(a)
3.95%	08/08/56	22,000	24,488	(a)
4.10%	02/06/37	5,000	5,707	(a)
4.50%	02/06/57	5,000	6,105	(a)
Morgan Stanley
2.75%	05/19/22	261,000	263,725	(a)
3.70%	10/23/24	31,000	32,679	(a)
3.95%	04/23/27	186,000	194,552	(a)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	67,000	69,806	(a,b)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	80,000	88,470	(a,b)
MPLX LP
3.38%	03/15/23	14,000	14,322	(a)
4.50%	04/15/38	16,000	16,161	(a)
4.70%	04/15/48	14,000	14,250	(a)
Mylan Inc.
5.20%	04/15/48	14,000	12,927	(a)
National Retail Properties Inc.
4.00%	11/15/25	84,000	88,798	(a)
New York Life Insurance Co.
4.45%	05/15/69	61,000	67,288	(a,h)
Newfield Exploration Co.
5.75%	01/30/22	127,000	136,111	(a)
Newmont Goldcorp Corp.
4.88%	03/15/42	21,000	23,476	(a)
Nexen Inc.
6.40%	05/15/37	69,000	92,096	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	41,000	42,129	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	82,000	84,431	(a,b)
Noble Energy Inc.
3.85%	01/15/28	55,000	56,087	(a)
3.90%	11/15/24	16,000	16,686	(a)
5.05%	11/15/44	4,000	4,252	(a)
Nordstrom Inc.
5.00%	01/15/44	4,000	3,729	(a)
Norfolk Southern Corp.
3.95%	10/01/42	19,000	19,525	(a)
Northrop Grumman Corp.
2.55%	10/15/22	14,000	14,080	(a)
3.85%	04/15/45	4,000	4,121	(a)
4.03%	10/15/47	7,000	7,465	(a)
Nucor Corp.
3.95%	05/01/28	28,000	30,162	(a)
4.13%	09/15/22	16,000	16,870	(a)
Nutrien Ltd.
4.00%	12/15/26	16,000	16,724	(a)
4.90%	06/01/43	15,000	16,362	(a)
NXP BV/NXP Funding LLC
4.13%	06/01/21	250,000	255,723	(a,h)
Occidental Petroleum Corp.
4.10%	02/15/47	7,000	6,936	(a)

		Principal Amount	Fair Value
4.20%	03/15/48	$17,000	$17,166	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	26,000	26,821	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	16,000	16,935	(a)
Oracle Corp.
2.40%	09/15/23	18,000	18,127	(a)
2.65%	07/15/26	30,000	30,118	(a)
3.80%	11/15/37	8,000	8,452	(a)
4.00%	07/15/46 - 11/15/47	47,000	50,480	(a)
4.13%	05/15/45	5,000	5,419	(a)
Oshkosh Corp.
5.38%	03/01/25	22,000	22,834	(a)
Owens Corning
4.40%	01/30/48	18,000	15,413	(a)
PacifiCorp
6.25%	10/15/37	143,000	192,723	(a)
Packaging Corporation of America
3.40%	12/15/27	13,000	13,162	(a)
Parker-Hannifin Corp.
2.70%	06/14/24	24,000	24,360	(a)
3.25%	06/14/29	26,000	27,020	(a)
PepsiCo Inc.
3.45%	10/06/46	18,000	18,501	(a)
Petroleos Mexicanos
5.35%	02/12/28	45,000	40,892	(a)
5.38%	03/13/22	89,000	89,645	(a)
5.63%	01/23/46	72,000	57,992	(a)
6.50%	03/13/27	114,000	112,409	(a)
Pfizer Inc.
3.00%	12/15/26	15,000	15,472	(a)
3.20%	09/15/23	21,000	21,827	(a)
3.45%	03/15/29	36,000	38,085	(a)
3.60%	09/15/28	36,000	38,878	(a)
3.90%	03/15/39	17,000	18,305	(a)
4.00%	03/15/49	26,000	28,290	(a)
4.13%	12/15/46	10,000	11,044	(a)
4.40%	05/15/44	6,000	6,854	(a)
Philip Morris International Inc.
3.38%	08/15/29	71,000	73,114	(a)
4.13%	03/04/43	23,000	23,486	(a)
Phillips 66
3.90%	03/15/28	34,000	35,839	(a)
Phillips 66 Partners LP
3.75%	03/01/28	15,000	15,315	(a)
4.68%	02/15/45	16,000	16,488	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.65%	06/01/22	42,000	42,995	(a)
4.70%	06/15/44	12,000	11,549	(a)
5.75%	01/15/20	32,000	32,540	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	73,000	72,796	(a)
Precision Castparts Corp.
4.38%	06/15/45	17,000	19,310	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	104,000	111,769	(a,b)
QUALCOMM Inc.
2.90%	05/20/24	12,000	12,181	(a)
3.00%	05/20/22	8,000	8,148	(a)
3.25%	05/20/27	4,000	4,076	(a)
4.30%	05/20/47	2,000	2,102	(a)
Realty Income Corp.
3.00%	01/15/27	53,000	53,246	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	15,000	16,757	(a)
Rockwell Automation Inc.
4.20%	03/01/49	21,000	23,715	(a)
Rockwell Collins Inc.
3.50%	03/15/27	19,000	19,845	(a)
Rogers Communications Inc.
5.00%	03/15/44	9,000	10,437	(a)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
RPM International Inc.
3.75%	03/15/27	$21,000	$21,286	(a)
Ryder System Inc.
2.45%	09/03/19	64,000	63,959	(a)
3.65%	03/18/24	28,000	29,256	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	14,000	14,699	(a)
5.00%	03/15/27	8,000	8,775	(a)
Schlumberger Holdings Corp.
3.90%	05/17/28	38,000	39,521	(a,h)
Sempra Energy
3.80%	02/01/38	11,000	10,630	(a)
4.00%	02/01/48	11,000	10,756	(a)
Shell International Finance BV
2.38%	08/21/22	37,000	37,276	(a)
3.75%	09/12/46	10,000	10,588	(a)
4.13%	05/11/35	15,000	16,641	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	2,000	2,020	(a)
3.20%	09/23/26	12,000	12,098	(a)
Simon Property Group LP
3.38%	06/15/27	69,000	71,700	(a)
Smithfield Foods Inc.
2.70%	01/31/20	22,000	21,933	(a,h)
Southern California Edison Co.
2.40%	02/01/22	38,000	37,737	(a)
2.90%	03/01/21	47,000	47,063	(a)
4.20%	03/01/29	40,000	42,542	(a)
Southern Company Gas Capital Corp.
4.40%	05/30/47	13,000	13,745	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	23,000	22,581	(a)
Spectra Energy Partners LP
3.38%	10/15/26	8,000	8,152	(a)
4.50%	03/15/45	4,000	4,232	(a)
Starbucks Corp.
4.00%	11/15/28	19,000	20,704	(a)
Steel Dynamics Inc.
4.13%	09/15/25	125,000	125,106	(a)
Suncor Energy Inc.
4.00%	11/15/47	5,000	5,178	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	19,000	19,610	(a)
Syngenta Finance N.V.
3.70%	04/24/20	225,000	226,602	(a,h)
3.93%	04/23/21	275,000	279,590	(a,h)
4.44%	04/24/23	200,000	207,540	(a,h)
Sysco Corp.
3.25%	07/15/27	19,000	19,359	(a)
Tampa Electric Co.
4.35%	05/15/44	45,000	48,390	(a)
Target Corp.
2.50%	04/15/26	24,000	24,182	(a)
3.38%	04/15/29	57,000	60,484	(a)
Teck Resources Ltd.
5.40%	02/01/43	47,000	48,669	(a)
Texas Instruments Inc.
3.88%	03/15/39	23,000	25,024	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	41,000	42,984	(a,b)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	70,000	70,536	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	88,000	87,843	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	111,000	106,042	(a,b)
The Boeing Co.
3.25%	03/01/28	18,000	18,689	(a)

		Principal Amount	Fair Value
3.55%	03/01/38	$19,000	$19,190	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	71,000	78,307	(a,h)
The Dow Chemical Co.
4.25%	10/01/34	26,000	27,177	(a)
5.55%	11/30/48	16,000	18,999	(a,h)
The George Washington University
4.13%	09/15/48	84,000	94,199	(a)
The Goldman Sachs Group Inc.
3.50%	11/16/26	174,000	178,126	(a)
3.85%	01/26/27	116,000	121,201	(a)
4.25%	10/21/25	4,000	4,243	(a)
5.15%	05/22/45	48,000	54,839	(a)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	118,000	122,676	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	52,000	53,539	(a,b)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.64%	02/12/47	95,000	80,371	(a,b,h)
The Home Depot Inc.
3.50%	09/15/56	21,000	20,726	(a)
3.90%	12/06/28 - 06/15/47	34,000	37,076	(a)
4.50%	12/06/48	13,000	15,333	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	139,000	142,871	(a)
The Kroger Co.
2.95%	11/01/21	45,000	45,516	(a)
4.65%	01/15/48	12,000	12,061	(a)
The Mosaic Co.
5.63%	11/15/43	4,000	4,404	(a)
The Sherwin-Williams Co.
2.25%	05/15/20	31,000	30,939	(a)
2.75%	06/01/22	10,000	10,101	(a)
3.45%	06/01/27	7,000	7,187	(a)
4.50%	06/01/47	6,000	6,399	(a)
The Southern Co.
3.25%	07/01/26	8,000	8,121	(a)
4.40%	07/01/46	5,000	5,278	(a)
The Walt Disney Co.
3.38%	11/15/26	7,000	7,352	(a,h)
4.00%	10/01/23	208,000	221,965	(a,h)
4.50%	02/15/21	19,000	19,715	(a,h)
4.75%	11/15/46	5,000	6,163	(a,h)
6.65%	11/15/37	33,000	47,410	(a,h)
The Williams Companies Inc.
3.75%	06/15/27	6,000	6,201	(a)
3.90%	01/15/25	8,000	8,377	(a)
4.85%	03/01/48	15,000	16,050	(a)
4.90%	01/15/45	8,000	8,386	(a)
5.40%	03/04/44	4,000	4,443	(a)
Time Warner Cable LLC
4.50%	09/15/42	4,000	3,718	(a)
6.55%	05/01/37	17,000	19,527	(a)
Total Capital International S.A.
3.46%	02/19/29	56,000	59,580	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	40,000	43,239	(a)
4.88%	01/15/26	7,000	7,795	(a)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	16,000	16,796	(a)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	5,000	5,682	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	83,000	82,973	(a)
3.13%	08/15/27	30,000	30,044	(a)
Tyson Foods Inc.
4.00%	03/01/26	56,000	59,609	(a)
4.55%	06/02/47	4,000	4,179	(a)
Union Pacific Corp.
3.20%	06/08/21	41,000	41,763	(a)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.50%	06/08/23	$32,000	$33,346	(a)
3.60%	09/15/37	6,000	6,068	(a)
3.70%	03/01/29	56,000	60,177	(a)
4.10%	09/15/67	11,000	10,995	(a)
4.30%	03/01/49	16,000	17,696	(a)
United Technologies Corp.
3.13%	05/04/27	45,000	46,273	(a)
3.65%	08/16/23	36,000	37,729	(a)
3.95%	08/16/25	14,000	15,082	(a)
4.13%	11/16/28	6,000	6,588	(a)
4.15%	05/15/45	18,000	19,356	(a)
4.45%	11/16/38	14,000	15,700	(a)
4.50%	06/01/42	12,000	13,532	(a)
UnitedHealth Group Inc.
4.45%	12/15/48	60,000	68,945	(a)
4.75%	07/15/45	9,000	10,665	(a)
Vale Overseas Ltd.
4.38%	01/11/22	60,000	61,853	(a)
6.25%	08/10/26	92,000	104,447	(a)
Vale S.A.
5.63%	09/11/42	19,000	20,386	(a)
Valero Energy Corp.
4.00%	04/01/29	69,000	72,315	(a)
Valero Energy Partners LP
4.38%	12/15/26	37,000	39,552	(a)
Ventas Realty LP
3.25%	10/15/26	90,000	90,425	(a)
Verizon Communications Inc.
3.38%	02/15/25	24,000	25,054	(a)
3.88%	02/08/29	9,000	9,652	(a)
4.33%	09/21/28	26,000	28,796	(a)
4.40%	11/01/34	41,000	45,508	(a)
4.52%	09/15/48	18,000	20,155	(a)
4.67%	03/15/55	18,000	20,400	(a)
5.01%	04/15/49	8,000	9,518	(a)
5.25%	03/16/37	16,000	19,182	(a)
Viacom Inc.
3.45%	10/04/26	19,000	18,989	(a)
4.38%	03/15/43	16,000	15,654	(a)
4.50%	03/01/21	153,000	157,693	(a)
5.25%	04/01/44	4,000	4,367	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	17,000	17,948	(a)
Visa Inc.
3.15%	12/14/25	6,000	6,297	(a)
4.30%	12/14/45	24,000	28,249	(a)
Vodafone Group PLC
4.38%	05/30/28	23,000	24,862	(a)
5.25%	05/30/48	12,000	13,219	(a)
Vornado Realty LP
3.50%	01/15/25	14,000	14,345	(a)
Vulcan Materials Co.
3.90%	04/01/27	14,000	14,383	(a)
Walgreen Co.
4.40%	09/15/42	11,000	10,467	(a)
Walmart Inc.
3.63%	12/15/47	14,000	14,960	(a)
3.70%	06/26/28	31,000	33,820	(a)
3.95%	06/28/38	14,000	15,605	(a)
4.05%	06/29/48	18,000	20,608	(a)
WEC Energy Group Inc.
3.55%	06/15/25	31,000	32,552	(a)
Wells Fargo & Co.
3.90%	05/01/45	5,000	5,366	(a)
4.15%	01/24/29	58,000	63,112	(a)
4.75%	12/07/46	106,000	120,685	(a)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	170,000	173,760	(a,b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	104,000	112,750	(a,b)

		Principal Amount	Fair Value
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.18%	03/29/49	$156,000	$157,172	(a,b)
Western Midstream Operating LP
4.00%	07/01/22	45,000	45,661	(a)
5.38%	06/01/21	51,000	53,017	(a)
Willis North America Inc.
3.60%	05/15/24	77,000	79,419	(a)
WPP Finance 2010
3.75%	09/19/24	19,000	19,648	(a)
WRKCo Inc.
3.00%	09/15/24	19,000	19,162	(a)
Xilinx Inc.
2.95%	06/01/24	15,000	15,218	(a)
Zoetis Inc.
3.00%	09/12/27	7,000	7,038	(a)
3.90%	08/20/28	21,000	22,557	(a)
			25,187,916
Non-Agency Collateralized Mortgage Obligations – 2.6%
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	268,803	288,013	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
2.11%	11/10/45	714,323	39,241	(a,b,d)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	379,000	385,363	(a)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.66%	12/15/47	718,825	29,344	(a,b,d)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.82%	11/15/48	244,000	257,252	(a,b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.31%	12/15/39	36,682	4	(a,b,d,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	1,326	1,328	(a,b)
6.11%	07/15/40	2,606	2,608	(a,h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,114	20	(a,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.06%	03/15/48	3,756,049	150,583	(a,b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.38%	10/15/42	270,000	273,461	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	189,000	210,486	(a,b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.36%	02/15/48	2,998,992	158,626	(a,b,d)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	584,060	(a,b)
			2,380,389
Sovereign Bonds – 0.7%
Government of Mexico
4.60%	02/10/48	202,000	208,403	(a)
Government of Peru
5.63%	11/18/50	113,000	155,887	(a)
Government of Uruguay
5.10%	06/18/50	117,568	132,411	(a)
Panama Notas del Tesoro
3.75%	04/17/26	136,000	141,296	(h)
			637,997
Municipal Bonds and Notes – 1.3%
American Municipal Power Inc.
6.27%	02/15/50	105,000	141,024	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	250,000	299,148	(a)
State of California
4.60%	04/01/38	165,000	180,173	(a)
5.70%	11/01/21	290,000	315,010	(a)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
State of Illinois
5.10%	06/01/33	$100,000	$105,308	(a)
The University of Texas System
3.35%	08/15/47	95,000	96,579	(a)
			1,137,242
Total Bonds and Notes (Cost $82,799,871)			85,681,852

		Number of Shares	Fair Value
Domestic Equity – 0.2%
Preferred Stock – 0.2%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $214,450)		8,578	225,258	(a,b)
Total Investments in Securities (Cost $83,014,321)			85,907,110

	Number of Shares	Fair Value
Short-Term Investments – 159.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.35% (Cost $144,493,074)	144,493,074	$144,493,074	(a,f,i)
Total Investments (Cost $227,507,395)		230,400,184
Liabilities in Excess of Other Assets, net – (154.6)%		(139,910,741)

NET ASSETS – 100.0%		$90,489,443

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$909	1.00%/ Quarterly	06/20/24	$(19,357)	$(17,614)	$(1,743)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,150	5.00%/ Quarterly	06/20/24	$236,312	$187,785	$48,527
							$46,784

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$9,486	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(288,276)	$—	$(288,276)
CME Group, Inc.	9,488	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(285,140)	—	(285,140)
								$(573,416)
								$(526,632)

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	September 2019	96	$20,541,907	$20,657,250	$115,343
5 Yr. U.S. Treasury Notes Futures	September 2019	30	3,493,182	3,544,687	51,505
10 Yr. U.S. Treasury Notes Futures	September 2019	63	7,944,803	8,062,032	117,229
					$284,077

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	September 2019	11	$(1,676,636)	$(1,711,532)	$(34,896)
10 Yr. U.S. Treasury Ultra Futures	September 2019	37	(5,009,886)	(5,110,625)	(100,739)
					$(135,635)
					$148,442

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security—Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)	Step coupon bond.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to $3,276,956 or 3.62% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2019.
**	Amount is less than $0.50.

Abbreviations:

LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Active Core Bond Fund	Investments in Securities
	U.S. Treasuries	$—	$23,136,758	$—	$23,136,758
	Agency Mortgage Backed	—	29,063,781	—	29,063,781
	Agency Collateralized Mortgage Obligations	—	1,605,795	—	1,605,795
	Asset Backed	—	2,531,974	—	2,531,974
	Corporate Notes	—	25,187,916	—	25,187,916
	Non-Agency Collateralized Mortgage Obligations	—	2,380,389	—	2,380,389
	Sovereign Bonds	—	637,997	—	637,997
	Municipal Bonds and Notes	—	1,137,242	—	1,137,242
	Preferred Stock	225,258	—	—	225,258
	Short-Term Investments	144,493,074	—	—	144,493,074

	Total Investments in Securities	$144,718,332	$85,681,852	$—	$230,400,184

	Other Financial Instruments
	Credit Default Swap Contracts—Unrealized Appreciation	$—	$48,527	$—	$48,527
	Credit Default Swap Contracts—Unrealized Depreciation	—	(1,743)	—	(1,743)
	Interest Rate Swap Contracts—Unrealized Depreciation	—	(573,416)	—	(573,416)
	Long Futures Contracts—Unrealized Appreciation	284,077	—	—	284,077
	Short Futures Contracts—Unrealized Depreciation	(135,635)	—	—	(135,635)

	Total Other Financial Instruments	$148,442	$(526,632)	$—	$(378,190)

State Street Active Core Bond Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	13,336,330	$13,336,330	$208,441,523	$77,284,779	$—	$—	144,493,074	$144,493,074	$757,056

State Street Institutional Funds
Notes to Schedule of Investments	June 30, 2019 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes,as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (“SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the six-month period ended June 30, 2019.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2019, the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Credit Default Swaps

During the period ended June 30, 2019, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2019, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage exposure to interest rates.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Active Core Bond Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$327,654,206	$101,388,685	$11,333,265	$90,055,420
State Street Institutional Premier Growth Equity Fund	135,395,798	79,566,590	6,157,350	73,409,240
State Street Institutional Small-Cap Equity Fund	1,064,656,752	314,943,327	73,982,330	240,960,997
State Street Institutional International Equity Fund	85,723,028	15,925,599	15,671,642	253,957
State Street Active Core Bond Fund	227,237,940	3,330,685	546,631	2,784,054